Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Lease liabilities [abstract]
Schedule of maturity analysis of operating lease payments

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Lease liabilities payable:

Within one year	4,161,316	32,665,916	38,148,743
Within a period of more than one year but not more than 5 years	4,059,310	31,865,179	36,268,295

	8,220,626	64,531,095	74,417,038

Less: portion classified as current liabilities	(4,161,316)	(32,665,916)	(38,148,743)

Non-current liabilities	4,059,310	31,865,179	36,268,295